Long-Term Borrowings (Details) - Schedule of long-term borrowings - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of long-term borrowings [Abstract]
Long-term borrowing, current	¥ 15,137	¥ 3,618
Long-term borrowings, non-current	646	15,242
Total	¥ 15,783	¥ 18,860